Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
Schedule of the stock option activity	The following is a summary of the Company’s stock option activity:
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2023 – outstanding	4,408,267	4.05	4.29
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	(16,667)	14.10	-
Balance – March 31, 2023 – outstanding	4,391,600	4.01	4.05
Balance – March 31, 2023 – exercisable	3,756,600	4.42	4.03

The following is a summary of the Company’s stock option activity:
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2021 – outstanding	541,021	12.75	3.27
Granted	2,425,762	5.97	5.91
Exercised	-	-	-
Forfeited/Cancelled	(64,164)	13.06	-
Balance – December 31, 2021 – outstanding	2,902,619	7.07	4.71
Granted	1,940,000	1.38	5.00
Exercised	-	-	-
Forfeited/Cancelled	(434,352)	13.56	-
Balance – December 31, 2022 – outstanding	4,408,267	4.05	4.29
Balance – December 31, 2022 – exercisable	3,061,767	4.19	4.07

Schedule of option outstanding and option exercisable
Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$4.01	4,391,600	4.05	4.42	3,756,600	4.03

Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$4.05	4,408,267	4.29	4.19	3,061,767	4.07

Schedule of warrant activity	The following is a summary of the Company’s warrant activity:
	Warrant	Weighted Average Exercise Price
Balance – January 1, 2023 – outstanding	16,261,770	2.79
Granted	28,119,616	0.77
Exercised	(3,769,059)	(0.20)
Forfeited/Cancelled	(37,643)	16.00
Balance – March 31, 2023 – outstanding	40,574,614	0.80
Balance – March 31, 2023 – exercisable	40,574,614	$0.80
The following is a summary of the Company’s warrant activity:
	Warrant	Weighted Average Exercise Price
Balance – January 1, 2022 – outstanding	6,130,948	4.96
Granted	1,961,267	5.60
Exercised	(2,414,218)	4.55
Forfeited/Cancelled	(19,167)	24.00
Balance – December 31, 2021 – outstanding	5,658,830	4.98
Granted	22,460,182	2.07
Exercised	(9,624,067)	5.18
Forfeited/Cancelled	(2,233,246)	4.73
Balance – December 31, 2022 – outstanding	16,261,699	2.18
Balance – December 31, 2022 – exercisable	16,261,699	$2.79

Schedule of warrants outstanding and warrants exercisable
Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.27	40,574,614	4.51	1.27	40,574,614	4.51

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.18	16,261,699	4.20	2.79	16,261,699	4.20

Schedule of assumption granted warrants	The assumptions used for options granted during the twelve months ended December 31, 2022 and 2021, are as follows:
December 31, 2022
Exercise price	$1.10 – 1.90
Expected dividends	0%
Expected volatility	165.38% – 166.48%
Risk free interest rate	2.69% – 2.95%
Expected life of option	5 years
December 31, 2021
Exercise price	$2.09 - 4.89
Expected dividends	0%
Expected volatility	169.78 – 242.98%
Risk free interest rate	0.46 – 1.26%
Expected life of option	5 - 7 years
December 31, 2022
Exercise price	$0.20 – 6.00
Expected dividends	0%
Expected volatility	164.34% - 175.30%
Risk free interest rate	2.81% - 3.75%
Expected life of warrant	5-5.5 years

December 31, 2021
Exercise price	$4.50 – 5.40
Expected dividends	0%
Expected volatility	232.10% - 237.14%
Risk free interest rate	0.82% - 0.89%
Expected life of warrant	5 – 5.5 years